CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 63,802	$ 42,269	$ 117,397	$ (37,375)
OTHER COMPREHENSIVE LOSS:
Net foreign currency translation adjustment losses	(33,363)	(8,755)
Net foreign currency translation adjustment (losses) gains			(31,603)	32,895
COMPREHENSIVE INCOME	30,439	33,514	85,794	(4,480)
Less: Comprehensive gain attributable to noncontrolling interest	374	139	328	(179)
COMPREHENSIVE INCOME ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC.	$ 30,065	$ 33,375	$ 85,466	$ (4,301)